CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

A summary of the Company’s cash and cash equivalents is as follows:

	June 30, 2026	December 31, 2025
	$	$
Cash	50,167	41,607
Cash equivalents	231	2,660
Total	50,398	44,267

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)